Commitments - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Olympia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
January 1, 2025 to December 31, 2025	$ 3,760
January 1, 2026 to December 31, 2026	26,530
Total	30,290
Thalia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
January 1, 2025 to December 31, 2025	3,760
January 1, 2026 to December 31, 2026	26,530
Total	30,290
Total [member]
IfrsStatementLineItems [Line Items]
January 1, 2025 to December 31, 2025	7,520
January 1, 2026 to December 31, 2026	53,060
Total	$ 60,580